TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of current and deferred components of income tax expenses

	For the year ended
	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)
Current income tax expenses	21,666	12,012	6,387	913
Deferred income tax expenses	—	—	—	—
Total income tax expenses	21,666	12,012	6,387	913

Schedule of reconciliations of the differences between the statutory tax rate and the effective tax rate for enterprise income tax

	For the year ended December 31,
	2023	2024
	RMB	RMB
	(in thousands)
Income before income tax	202,573	110,601
Income tax computed at the statutory tax rate of 25% of Chinese mainland	50,643	27,650
Effect of differing tax rates in different jurisdictions	2,740	795
Research and development super‑deduction	(29,192)	(13,223)
Shared‑based compensation expenses	2,359	688
Non‑deductible expenses	2,928	2,397
Effect of preferential tax rates and tax holiday in Chinese mainland	(28,489)	(19,704)
Change in valuation allowance	22,950	11,785
Others	(2,273)	1,624
Income tax expenses	21,666	12,012

	For the year ended
	December 31, 2025
	RMB	US$	Percent
	(in thousands, except for percentages)
Income tax computed at the statutory tax rate of 25% of Chinese mainland	25,447	3,639	25.0%
Foreign tax effects	(232)	(33)	(0.2)%
Research and development super‑deduction	(9,241)	(1,321)	(9.1)%
Change in valuation allowance	(7,302)	(1,044)	(7.2)%
Nontaxable or nondeductible items:
Shared‑based compensation expenses	171	24	0.2%
Others	2,618	374	2.6%
Effect of preferential tax rates and tax holiday in Chinese mainland	(9,912)	(1,417)	(9.7)%
Other adjustments
Expired tax losses	2,717	389	2.7%
Others	2,121	302	2.0%
Income tax expenses	6,387	913	6.3%

Schedule of components of the Group's deferred tax assets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Deferred tax assets
Tax losses carry forward	111,923	114,176	16,327
Deferred revenue and customer advances	33,902	26,178	3,743
Intangible assets acquired under common control	13,161	11,725	1,677
Lease liabilities	3,631	2,843	407
Others	3,188	3,253	465
Less: valuation allowance	(162,218)	(155,332)	(22,212)
	3,587	2,843	407
Deferred tax liabilities
ROU assets	(3,587)	(2,843)	(407)
	(3,587)	(2,843)	(407)
Presentation in the consolidated balance sheets
Deferred tax assets, net	—	—	—
Deferred tax liabilities, net	—	—	—
Net deferred tax assets, net	—	—	—